Treasury Stock - Additional Information (Detail) ¥ in Thousands		12 Months Ended
	Mar. 16, 2016 USD ($)	Dec. 31, 2016 CNY (¥) shares
Equity, Class of Treasury Stock [Line Items]
Payments for Repurchase of Common Stock | ¥		¥ 178,991
Share Repurchase Plan
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount | $	$ 100,000,000
Stock Repurchase Program, Period in Force	1 year
Payments for Repurchase of Common Stock | ¥		¥ 178,991
Share Repurchase Plan | Common Class A [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock | shares		25,368,080
Share Repurchase Plan | ADS
Equity, Class of Treasury Stock [Line Items]
Repurchase of common stock | shares		2,536,808